Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Salary and welfare payables		¥ 6,255,783	¥ 9,989,510
Payable for acquisition compensation			1,437,680
Loans from related parties		8,160,511	491,089	$ 1,166,938
Loans pledged by digital assets	[1]	356,510,817
Tax payables	[2]	126,647,550	90,197,285
Interest payables		13,589,157	18,335,411
Professional service fees		8,885,070	16,533,838
Accrued utilities and other expenses		4,867,025	16,367,039
Total		557,130,576	192,237,718	$ 79,668,612
Employees [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Loans from related parties	[3]	6,098,979	13,531,170
Individuals [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Loans from related parties	[3]	8,196,497	5,856,408
3rd Parties [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Loans from related parties		20,394,804	13,746,304
Suppliers [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Deposits from suppliers		350,310	908,489
Lishang and Lin [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Payable for acquisition	[4]	880,291	880,291
Yuli and Cook SF [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Payable for acquisition		¥ 4,454,293	¥ 4,454,293

[1]	These loans were pledged by the Company’s own bitcoin holdings, with a total of 601 bitcoins pledged as collateral to the respective third-party creditors.
[2]	Tax payables mainly represented value added tax payables and corporate income tax payables related to subsidiaries of the Company.
[3]	Loans borrowed from third party individuals and employees are for general working capital use and repayable on demand.
[4]	In connection with acquisition of Lin’s in 2022, the purchase consideration includes 11,938 Series C-1 redeemable convertible preferred shares to be issued by the Company. As of December 31, 2022, the Company has not issued any preferred shares to the founder of Lin’s and the fair value of preferred shares to be issued was recorded as a liability. In April 2023, the Company and the founder agreed a modification that the 11,938 Series C-1 redeemable convertible preferred shares to be replaced by 478 (as adjusted for 1:25 reverse split) number of share options granted to the founder of Lin’s with an exercise price of US$0.04 (as adjusted for 1:25 reverse split) per share. These share options shall be exercisable upon an exercise event which is a public offering or other form of listing, regardless of grantee’s engagement status with the Company in 10 years.